Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments (Abstract)
Derivative Instruments
8.	Derivative Instruments
The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and one was terminated upon the disposal of the M/T Attikos and the M/T Aristofanis. During the year ended December 31, 2012, the Partnership terminated one interest rate swap agreement in full and one partially under its $350,000 credit facility. During the six months period ended June 30, 2013, the Partnership's three remaining swaps amounting to $59,084 expired.
All derivatives carried at fair value on the consolidated balance sheet at each period end. Balances as of June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013		December 31, 2012
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$-	$-	$467		$467
Long-term liabilities	$-	$-	$-	$

Total	$-	$-	$467		$467

Tabular disclosure of financial instruments is as follows:

Derivative Liabilities
Balance sheet location	As of June 30, 2013 Fair value	As of December 31, 2012 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$-
Derivative instruments short-term liabilities.	$-	100

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$-	367

Total Derivative Liabilities	$-	$467

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the unaudited condensed consolidated statements of comprehensive income and the amounts remaining in OCI for the six months period ended June 30, 2013 and 2012 respectively:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)		Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)		Amount of Gain recorded in OCI (Effective Portion)		Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized the consolidated statements of comprehensive / income
	2013	2012		2013	2012	2013	2012		2013	2012
Interest rate swaps	(5)	(1,857)	Interest expense and finance cost	(467)	(11,697)	462	9,840	Gain on interest rate swap agreement	4	1,447

 The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.
The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012	$467	—	$467	—

June 30, 2013	$—	—	$—	—

Since March 31, 2012 and May 23, 2012 two out of three interest rate swaps did not qualify as cash flow hedges and the changes in their fair value was recognized in the unaudited condensed consolidated statements of comprehensive income whilst the third interest rate swap agreement qualified as a cash flow hedge and the changes in its fair value is recognized in accumulated other comprehensive loss. As a result the amount of $1,400 and $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of March 31, 2012 and May 23, 2012 respectively, were attributable to the two ineffective hedges and were being amortized over their respective remaining term up to their maturity date March 27, 2013 and March 28, 2013, respectively in the Partnership's unaudited condensed consolidated statements of comprehensive income by using the effective interest rate method.  For the six month period ended June 30, 2013 and 2012 the Partnership recorded an expense of $363 and $362 from the above amortization respectively.
The net result of the accumulated OCL amortization and the change of the fair value of certain interest rate swap agreements of $ 4 and $1,447 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of comprehensive income for the six months period ended June 30, 2013 and June 30, 2012, respectively.